Trade and Other Payables	12 Months Ended
Dec. 31, 2017
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Trade and Other Payables

17. Trade and Other Payables

	December 31 2017 $	December 31 2016 $

Trade accounts payable	367.1	363.9
Employee and payroll liabilities	248.8	270.7
Accrued liabilities	88.7	83.5

Trade and other payables	704.6	718.1